Loans and Advances to Banks - Additional Information - Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Santander UK Group Holdings plc [member]
Disclosure of loans and advances to banks [line items]
Impairment losses	£ 0	£ 0